Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of reconciliation of effective tax rate
	March 31, 2021	March 31, 2020
Income (loss) for the year	$1,360,699	$(1,253,534)
Total income tax expense	–	–
Loss excluding income tax	1,360,699	(1,253,534)

Income tax expense (recovery) using the Company’s tax rate	367,000	(388,000)
Non-deductible expenses and other	(577,000)	(114,000)
Temporary difference booked to reserve	(16,000)	(2,000)
Deferred income tax assets not recognized	194,000	454,000
	$–	$–

Schedule of deductible temporary difference of deferred tax asset
Expiry	Tax losses (capital)	Tax losses (non-capital)	Resources pools	Other
Within one year	$–	$–	$–	$–
One to five years	–	–	–	21,000
After five years	–	10,730,000	–	1,011,000
No expiry date	1,294,000	–	31,201,000	77,000
	$1,294,000	$10,730,000	$31,201,000	$1,109,000